Bank indebtedness (Tables)	12 Months Ended
Mar. 26, 2022
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility
The information concerning the Company’s bank indebtedness is as follows:

	Fiscal Year Ended
	March 26, 2022	March 27, 2021
	(In thousands)
Maximum borrowing outstanding during the year	$56,155	$64,121
Average outstanding balance during the year	$47,155	$56,807
Weighted average interest rate for the year	2.7%	2.9%
Effective interest rate at year-end	3.0%	2.6%